Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MARK

Commercial Mortgage Pass-Through Certificates, Series 2017-MARK

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

25 May 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MARK Commercial Mortgage Pass-Through Certificates, Series 2017-MARK (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MARK securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young

25 May 2017

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MARK (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of one promissory note (the “Trust Note”) issued by Mark Propco LLC, D2 Mark Sub LLC, Mark Holding LLC, in each case a Delaware limited liability company, and Mark Coop Sponsor LP, a Delaware limited partnership (collectively, the “Borrowers”), evidencing a five-year loan with fixed rate components (the “Trust Loan”),
c.	The Trust Loan is part of an A/B whole loan structure consisting of the Trust Loan and one subordinate fixed rate, interest-only loan (the “Subordinate Companion Loan,” together with the Trust Loan, the “Mortgage Loan”) evidenced by a separate promissory note, which will not be an asset of the Issuing Entity,
d.	The Mortgage Loan is secured primarily by, among other things, a first priority mortgage lien on the Borrowers’ leasehold interest in a hotel property located at 25 East 77th Street, New York, New York (the “Property”) and
e.	The Mortgage Loan has one related fixed rate Mezzanine Loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan together with the Mezzanine Loan is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Subordinate Companion Loan, Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of 1 June 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Subordinate Companion Loan, Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Mortgage Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

7.	With respect to the Mortgage Loan and Mezzanine Loan, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “NAP” for the original amortization term of the Mortgage Loan (the “Mortgage Loan Amortization Term”),
b.	Use “NAP” for the remaining amortization term of the Mortgage Loan (the “Remaining Mortgage Loan Amortization Term”),
c.	Use the “Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”),
d.	Use the “Original Mortgage Loan A-Note Balance” of the Trust Loan, as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Cut-off Date (the “Cut-off Date Mortgage Loan A-Note Balance”) and
ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Maturity Date Mortgage Loan A-Note Balance”),
e.	Use the “Original Mortgage Loan B-Note Balance” of the Subordinate Companion Loan, as shown on the Final Data File, as:
i.	The principal balance of the Subordinate Companion Loan as of the Cut-off Date (the “Cut-off Date Mortgage Loan B-Note Balance”) and
ii.	The principal balance of the Subordinate Companion Loan as of the “Maturity Date” of the Subordinate Companion Loan (the “Maturity Date Mortgage Loan B-Note Balance”) and
f.	Use the “Original Mezzanine Loan Balance” of the Mezzanine Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Cut-off Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	The principal balance of the Mezzanine Loan as of the maturity date of the Mezzanine Loan, as shown in the applicable Source Document (the “Maturity Date Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

8.	Using the:
a.	Original Mortgage Loan A-Note Balance,
b.	Original Mortgage Loan B-Note Balance,
c.	Original Mezzanine Loan Balance,
d.	Cut-off Date Mortgage Loan A-Note Balance,
e.	Cut-off Date Mortgage Loan B-Note Balance,
f.	Cut-off Date Mezzanine Loan Balance,
g.	Maturity Date Mortgage Loan A-Note Balance,
h.	Maturity Date Mortgage Loan B-Note Balance and
i.	Maturity Date Mezzanine Loan Balance

of the Trust Loan, Subordinate Companion Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Whole Loan Balance,
ii.	Original Total Debt Balance,
iii.	Cut-off Date Whole Loan Balance,
iv.	Cut-off Date Total Debt Balance,
v.	Maturity Date Whole Loan Balance and
vi.	Maturity Date Total Debt Balance

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan A-Note Balance,
b.	Original Mortgage Loan B-Note Balance,
c.	Original Mezzanine Loan Balance,
d.	Mortgage Loan A-Note Interest Rate,
e.	Mortgage Loan B-Note Interest Rate and
f.	Mezzanine Loan Interest Rate

of the Trust Loan, Subordinate Companion Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Whole Loan Interest Rate” and “Total Debt Interest Rate” of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

10.	Using the:
a.	Original Mortgage Loan A-Note Balance,
b.	Original Mortgage Loan B-Note Balance,
c.	Mortgage Loan A-Note Interest Rate,
d.	Mortgage Loan B-Note Interest Rate,
e.	Original Total Debt Balance,
f.	Total Debt Interest Rate and
g.	Accrual Basis

of the Trust Loan, Subordinate Companion Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding eight paragraphs of this Item 10., we recalculated the:

i.	Mortgage Loan A-Note Monthly Debt Service,
ii.	Mortgage Loan A-Note Annual Debt Service,
iii.	Mortgage Loan B-Note Monthly Debt Service,
iv.	Mortgage Loan B-Note Annual Debt Service,
v.	Whole Loan Monthly Debt Service,
vi.	Whole Loan Annual Debt Service,
vii.	Total Debt Monthly Debt Service and
viii.	Total Debt Annual Debt Service

of the Trust Loan, Subordinate Companion Loan, Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan A-Note Monthly Debt Service” of the Trust Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan A-Note Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan A-Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan A-Note Annual Debt Service” of the Trust Loan as the product of:

a.	The “Original Mortgage Loan A-Note Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan A-Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan B-Note Monthly Debt Service” of the Subordinate Companion Loan as 1/12th of the product of:

a.                   The “Original Mortgage Loan B-Note Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan B-Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 10

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan B-Note Annual Debt Service” of the Subordinate Companion Loan as the product of:

a.	The “Original Mortgage Loan B-Note Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan B-Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service” of the Mortgage Loan as the sum of the “Mortgage Loan A-Note Monthly Debt Service” and “Mortgage Loan B-Note Monthly Debt Service,“ both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service” of the Mortgage Loan as the sum of the “Mortgage Loan A-Note Annual Debt Service” and “Mortgage Loan B-Note Annual Debt Service,“ both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Monthly Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Original Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Annual Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Original Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 10

11.	Using the:
a.	Cut-off Date Mortgage Loan A-Note Balance,
b.	Maturity Date Mortgage Loan A-Note Balance,
c.	Mortgage Loan A-Note Annual Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	Underwritten NOI,
g.	Underwritten Net Cash Flow and
h.	Appraised Value

of the Trust Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan A-Note Cut-off Date TTM NOI DSCR,
ii.	Mortgage Loan A-Note Cut-off Date TTM NCF DSCR,
iii.	Mortgage Loan A-Note Cut-off Date UW NOI DSCR,
iv.	Mortgage Loan A-Note Cut-off Date UW NCF DSCR,
v.	Mortgage Loan A-Note Cut-off Date TTM NOI DY,
vi.	Mortgage Loan A-Note Cut-off Date TTM NCF DY,
vii.	Mortgage Loan A-Note Cut-off Date UW NOI DY,
viii.	Mortgage Loan A-Note Cut-off Date UW NCF DY,
ix.	Mortgage Loan A-Note Cut-off Date LTV and
x.	Mortgage Loan A-Note Maturity LTV

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the characteristics described above in i. through iv. to two decimal places and
b.	Round the characteristics described above in v. through x. to the nearest 1/10th of one percent.

Attachment A Page 8 of 10

12.	Using the:
a.	Cut-off Date Whole Loan Balance,
b.	Maturity Date Whole Loan Balance,
c.	Whole Loan Annual Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	Underwritten NOI,
g.	Underwritten Net Cash Flow and
h.	Appraised Value

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan Cut-off Date TTM NOI DSCR,
ii.	Whole Loan Cut-off Date TTM NCF DSCR,
iii.	Whole Loan Cut-off Date UW NOI DSCR,
iv.	Whole Loan Cut-off Date UW NCF DSCR,
v.	Whole Loan Cut-off Date TTM NOI DY,
vi.	Whole Loan Cut-off Date TTM NCF DY,
vii.	Whole Loan Cut-off Date UW NOI DY,
viii.	Whole Loan Cut-off Date UW NCF DY,
ix.	Whole Loan Cut-off Date LTV and
x.	Whole Loan Maturity LTV

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the characteristics described above in i. through iv. to two decimal places and
b.	Round the characteristics described above in v. through x. to the nearest 1/10th of one percent.

Attachment A Page 9 of 10

13.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	Underwritten NOI,
g.	Underwritten Net Cash Flow and
h.	Appraised Value

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date TTM NOI DSCR,
ii.	Total Debt Cut-off Date TTM NCF DSCR,
iii.	Total Debt Cut-off Date UW NOI DSCR,
iv.	Total Debt Cut-off Date UW NCF DSCR,
v.	Total Debt Cut-off Date TTM NOI DY,
vi.	Total Debt Cut-off Date TTM NCF DY,
vii.	Total Debt Cut-off Date UW NOI DY,
viii.	Total Debt Cut-off Date UW NCF DY,
ix.	Total Debt Cut-off Date LTV and
x.	Total Debt Maturity LTV

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the characteristics described above in i. through iv. to two decimal places and
b.	Round the characteristics described above in v. through x. to the nearest 1/10th of one percent.

14.	Using the:
a.	Primary Servicing Fee Rate and
b.	Master Servicing Fee Rate

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

15.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Loan A-Note Interest Rate and
b.	Admin. Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	19 May 2017

Promissory Notes	19 May 2017

Mezzanine Promissory Note	19 May 2017

Mezzanine Loan Agreement	19 May 2017

Cash Management Agreement	19 May 2017

Settlement Statement	19 May 2017

Guaranty Agreement	19 May 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	24 May 2017

Engineering Report	15 March 2017

Environmental Phase I Report	16 March 2017

Underwriter’s Summary Report	Not Dated

Ground Lease Abstract	Not Dated

Ground Lease Review	28 February 2017

Leases	Various

STR Reports	Various

Hotel Management Agreement	19 May 2017

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Flag	Appraisal Report
Rooms	Underwriter’s Summary Report
Ground Lease? (Y/N)	Ground Lease Review and Ground Lease Abstract
Ground Lease Expiration Date	Ground Lease Review and Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Review and Ground Lease Abstract
Annual Ground Lease Payment	Ground Lease Review and Ground Lease Abstract
Ground Lease Escalation Terms	Ground Lease Review and Ground Lease Abstract

Third Party Information:

Characteristic	Source Document

Appraised Value (see Note 3)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Type	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

TTM Date	Underwriter’s Summary Report
2011 Available Room Nights	Underwriter’s Summary Report
2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (continued)

Characteristic	Source Document

2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2011 Average Daily Room Rate	Underwriter’s Summary Report
2012 Average Daily Room Rate	Underwriter’s Summary Report
2013 Average Daily Room Rate	Underwriter’s Summary Report
2014 Average Daily Room Rate	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
2016 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
2011 Room Revenue	Underwriter’s Summary Report
2012 Room Revenue	Underwriter’s Summary Report
2013 Room Revenue	Underwriter’s Summary Report
2014 Room Revenue	Underwriter’s Summary Report
2015 Room Revenue	Underwriter’s Summary Report
2016 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report
2011 Gross Operating Profit	Underwriter’s Summary Report
2012 Gross Operating Profit	Underwriter’s Summary Report
2013 Gross Operating Profit	Underwriter’s Summary Report
2014 Gross Operating Profit	Underwriter’s Summary Report
2015 Gross Operating Profit	Underwriter’s Summary Report
2016 Gross Operating Profit	Underwriter’s Summary Report
TTM Gross Operating Profit	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document

2011 Total Fixed Expenses	Underwriter’s Summary Report
2012 Total Fixed Expenses	Underwriter’s Summary Report
2013 Total Fixed Expenses	Underwriter’s Summary Report
2014 Total Fixed Expenses	Underwriter’s Summary Report
2015 Total Fixed Expenses	Underwriter’s Summary Report
2016 Total Fixed Expenses	Underwriter’s Summary Report
TTM Total Fixed Expenses	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2011 CapEx	Underwriter’s Summary Report
2012 CapEx	Underwriter’s Summary Report
2013 CapEx	Underwriter’s Summary Report
2014 CapEx	Underwriter’s Summary Report
2015 CapEx	Underwriter’s Summary Report
2016 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Gross Operating Profit	Underwriter’s Summary Report
Underwritten Total Fixed Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Upfront Ground Lease Escrow	Settlement Statement and Loan Agreement

Trust Loan, Subordinate Companion Loan, Mortgage Loan and Mezzanine Loan Information: (see Note 5)

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Sponsor	Loan Agreement
Note Date	Loan Agreement
Original Mortgage Loan A-Note Balance	Promissory Notes and Loan Agreement
Original Mortgage Loan B-Note Balance	Promissory Notes and Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Promissory Note and Mezzanine Loan Agreement
Payment Day of Month (and Business Day Convention)	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Rate Type	Loan Agreement
Amortization Type	Loan Agreement
Accrual Basis	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Mortgage Loan A-Note Interest Rate	Loan Agreement
Mortgage Loan B-Note Interest Rate	Loan Agreement
Mezzanine Loan Interest Rate	Mezzanine Loan Agreement
Prepayment String (see Note 6)	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Trust Loan, Subordinate Companion Loan, Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement
LockBox In-Place (Y/N)	Loan Agreement
Lockbox Type (see Note 7)	Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Additional Debt Permitted	Loan Agreement
Loan Purpose	Settlement Statement
Owner Interest	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s square footage, as shown in the appraisal report Source Document.

3.	For the purpose of comparing the “Appraised Value” characteristic, the Depositor instructed us to use the “Mark Hotel & 1000 Madison (INCLUSIVE OF RETAIL)” value, as shown in the appraisal report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

5.	For each “Trust Loan, Subordinate Companion Loan, Mortgage Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Original Mortgage Loan A-Note Balance,
b.	Original Mortgage Loan B-Note Balance,
c.	Original Mezzanine Loan Balance,
d.	Mortgage Loan A-Note Interest Rate,
e.	Mortgage Loan B-Note Interest Rate and
f.	Mezzanine Loan Interest Rate

characteristics, which are only related to either the Trust Loan, Subordinate Companion Loan or Mezzanine Loan, as applicable, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Mortgage Loan, and
ii.	Use the information for each characteristic described in i. above for the Trust Loan, Subordinate Companion Loan and Mortgage Loan, as applicable.

6.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account and require the Borrowers to deliver notices to each of the credit card companies or credit card clearing banks with which Borrowers or the property manager have entered into merchant’s agreements to deliver all receipts payable with respect to the Property directly to the applicable lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML %
Monthly Ground Lease Escrow
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee
Operating Advisor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.